SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 1,665	$ 774
Additions	800	907
Foreign exchange translation adjustment	113	(16)
Ending balance	$ 2,578	$ 1,665